Excess of Liabilities over Assets (Deficit)	12 Months Ended
Dec. 31, 2012
Excess Of Liabilities Over Assets (Deficit) [Abstract]
Excess of Liabilities Over Assets (Deficit) [Text Block]
13.	Excess of Liabilities over Assets (Deficit)

As of December 31, 2011, the holders of common stock of Intellinetics were bound by the terms of the Amended Stockholder Agreement which principally restricted sales of Intellinetics common stock to outside third parties, unless otherwise approved by the controlling stockholders. Pursuant to the Amended Stockholder Agreement, upon the death, disability or retirement of a stockholder, the stockholder or the stockholder’s estate had the right to require Intellinetics to purchase all of his or her shares in Intellinetics, and Intellinetics had the right to purchase all or any portion of the stockholder’s shares at approximately $0.004 per common share. At December 31, 2011, Intellinetics had presented the redemption amounts due upon death or disability of any such stockholder as Shares Subject to Mandatory Redemption in the liabilities section of the accompanying consolidated balance sheets. The Amended Stockholder Agreement was terminated upon the Closing Date of the Share Exchange (See Note 10 – Shares Subject to Mandatory Redemption). Accordingly, effective on the Closing Date, the amount in “excess of liabilities over assets (deficit)” was reclassified into the separate components of common stock, additional paid in capital (deficit), due from stockholders and accumulated deficit, and reported thereupon, in the consolidated balance sheets at December 31, 2012.

The components of the excess of liabilities over assets (deficit) as of December 31, 2011, were as follows:

	Common Stock, no par value		Additional Paid-In Capital	Due From Stockholders	Accumulated Deficit	Total
	Shares	Amount
Balance, December 31, 2011	28,034,850	$—	$(20,384)	$(5,600)	$(3,794,410)	$(3,820,394)

See Note 17, Subsequent Events, for information on return to treasury of 3,500,000 shares by each of A. Michael Chretien, and Matthew L. Chretien (both members of the Board of Directors of the Company), for an aggregate total of 7,000,000 shares returned to treasury; and the issuance of warrants to each of A. Michael Chretien and Matthew L. Chretien to purchase 3,500,000 shares of the Company upon the occurrence of certain events.